TAXATION (Schedule of Income Tax Expenses (Benefits) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
TAXATION
Current tax expense	$ 1,906	$ 4,690	$ 46,832
Deferred tax benefit	(16,640)	(32,054)	(11,060)
Income Tax Expenses (Benefit) from Continuing Operations	$ (14,734)	$ (27,364)	$ 35,772